Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss)/income	$ (18,778,917)	$ 109,712	$ 1,229,601	$ (2,097,013)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	3,094,443	10,000	10,000	327,499
Stock-based compensation - business combination related	9,521,734
Amortization of debt discount	234,430		6,566	1,094,131
Depreciation of property and equipment	20,321	6,590	13,341	25,822
Gain on debt settlement, net	(1,250,139)
Finance expense	100,000
Amortization of software development costs	25,000		16,667
Changes in assets and liabilities:
Change of right of use asset and lease liabilities				(7,810)
Accounts receivable, net and other receivables	(286,701)	(1,921,546)	(3,238,749)	(4,636,805)
Prepaid expenses and other current assets	42,326	2,403	(43,448)	(40,917)
Accounts and other payables			908,854	3,105,223
Accrued interest			(20,211)
Deferred revenue			(253,902)	242,099
Accounts payable and accrued liabilities	(1,494,416)	627,256
Net cash used in operating activities	(8,771,919)	(1,165,585)	(1,371,281)	(1,987,771)
Cash flows from investing activities:
Cash acquired on business combination	34,983		2,048
Issuance of promissory notes		(354,000)	(439,114)	(200,000)
Purchase of property and equipment	(268,000)	(343,001)		(12,774)
Cash withdrawn from Trust Account in connection with redemption	1,001,216
Release of Trust Account to Company’s bank account	833,324
Software development cost			(448,000)	(493,933)
Net cash provided by/(used in) investing activities	1,601,523	(697,001)	(885,066)	(706,707)
Cash flows from financing activities:
Proceeds from exercise of warrants	3,664,871
Redemption of common stock subject to redemption	(1,001,216)
Proceeds from private placement		1,000,000	1,000,000	2,000,000
Proceeds from capital raise	5,874,584
Net proceeds from line of credit	(18,000)	106,924	252,314	5,346
Repayment of all bank borrowings			31,954	(193,305)
Repayment of bank borrowings	(499,180)	(6,503)
Proceeds from loans payable				339,500
Repayments of loans payable				(29,379)
Proceeds from convertible notes payable	2,376,500
Proceeds from notes payable - related parties	513,200	215,000
Repayments of notes payable	(101,579)
Net cash provided by financing activities	10,781,680	1,330,421	1,689,268	3,206,162
Net increase/(decrease) in cash and cash equivalents	3,611,284	(532,165)	(567,079)	511,684
Cash and cash equivalents, beginning of period	40,790	607,869	607,869	96,185
Cash and cash equivalents, end of period	3,652,074	75,704	40,790	607,869
Restricted cash - end of period			2,048
Cash - end of period			38,742
Supplementary cash flow information:
Interest paid				501,337
Income taxes paid
WAVS [Member]
Cash flows from financing activities:
Proceeds from notes payable - related parties			255,000
Nonrelated Party [Member]
Cash flows from financing activities:
Proceeds from notes payable - related parties			135,000	550,000
Related Party [Member]
Cash flows from financing activities:
Proceeds from notes payable - related parties		15,000	$ 15,000	$ 534,000
Repayments of notes payable	$ (27,500)